Financial Instruments and Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Financial Instruments and Fair Value Measurements [Abstract]
Financial Instruments And Fair Value Measurements

12. Financial Instruments and Fair Value Measurements:

ASC 815, “Derivatives and Hedging” requires companies to recognize all derivative instruments as either assets or liabilities at fair value in the statement of financial position. Effective January 1, 2011 the Company removed the designation of the cash flow hedges and discontinued hedge accounting for the associated interest rate swaps.

The Company recognizes all derivative instruments as either assets or liabilities at fair value on its consolidated balance sheets.

For derivative instruments that are designated and qualify as a cash flow hedge, the effective portion of the gain or loss on the derivative is reported as a component of other comprehensive income/ (loss) and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. Gains and losses on the derivative representing either hedge ineffectiveness or hedge components excluded from the assessment of effectiveness are recognized in the accompanying consolidated statement of operations. Changes in the fair value of derivative instruments that have not been designated as hedging instruments are reported in the accompanying consolidated statement of operations.

The Company enters into interest rate swap transactions to manage interest costs and risk associated with changing interest rates with respect to its variable interest rate loans and credit facilities. The Company entered into FFAs and foreign currency forward contracts in order to manage risks associated with fluctuations in charter rates and foreign currencies, respectively. All of the Company's derivative transactions are entered into for risk management purposes.

12.1 Interest rate swaps, cap and floor agreements: As of December 31, 2010, the Company had outstanding 34 interest rate swap, cap and floor agreements, of $2.5 billion notional amount. As of December 31, 2011 and 2012, the Company had outstanding 29 and 43 interest rate swap, cap and floor agreements, of $2.6 billion and $4.6 billion notional amount, respectively, maturing from March 2013 through November 2017. The amounts as of December 31, 2011, include two interest rate swaps resulting from the acquisition of OceanFreight. As of December 31, 2010, 31 of these agreements did not qualify for hedge accounting and, as such, changes in their fair values were included in the accompanying consolidated statement of operations, while three contracts did qualify for hedge accounting and, as such, changes in their fair values were included in “Accumulated other comprehensive income/(loss)”. Effective January 1, 2011, the Company removed the designation of the cash flow hedges and discontinued hedge accounting for the associated interest rate swaps. As a result, as of December 31, 2011 and 2012, these agreements do not qualify for hedge accounting and, as such, changes in their fair values are included in the accompanying consolidated statement of operations. In accordance with ASC 815-30-40 the unrealized loss accumulated in “Accumulated other comprehensive income/(loss)” for previously designated cash flow hedges, which as of December 31, 2010, amounted to $35,992, is being reclassified into earnings in the same period or periods during which the hedged forecasted transaction affects earnings. During the year ended December 31, 2012, an amount of $22,904 was reclassified into the statement of operations. Included in the $22,904 is an amount of $13,088 that was transferred to the consolidated statements of operations immediately as a result of the early loan repayment of $1,040,000 credit facility, discussed in Note 11, which ended the forecasted transaction.

Apart from the unrealized loss discussed above, as of December 31, 2010, “Accumulated other comprehensive income/(loss)” also included realized losses on cash flow hedges associated with interest capitalized during prior years under “Advances for vessels and drillships under construction and acquisitions” amounting to $16,463, which according to ASC 815-30-35 is being reclassified into earnings in the same period or periods during which the hedged forecasted transaction affects earnings. As a result, during the years ended December 31, 2011 and 2012 and following the delivery of four drillships discussed in Note 6, the amounts of $368 and $549, respectively were reclassified into the statement of operations.

The estimated net amount of cash flow hedge losses at December 31, 2012 that will be reclassified into earnings within the next twelve months is $548.

The fair value of the above mentioned agreements equates to the amount that would be paid by the Company if the agreements were transferred to a third party at the reporting date, taking into account current interest rates and creditworthiness of both the financial instrument counterparty and the Company.

The change in the fair value of such agreements which do not qualify for hedge accounting for the years ended December 31, 2010, 2011 and 2012, amounted to a loss of $56,627, a gain of $28,566 and a gain of $54,506, respectively and is reflected under “Loss on interest rate swaps” in the accompanying consolidated statement of operations, while the change in fair value of the agreements that qualified for hedge accounting for the year ended December 31, 2010 amounted to a loss of $17,034 and is reflected under “Accumulated Other Comprehensive Loss” in the accompanying consolidated statements of stockholders' equity.

As of December 31, 2011 and 2012, security deposits of $33,100 and $8,000, respectively were provided as security by the Company. The Company has deposited also a cash collateral of $6,000 that is classified as current restricted cash. These amounts are expected to be released upon the delivery of Ocean Rig Mylos, Ocean Rig Skyros and Ocean Rig Athena (Note 6).

As of December 31, 2012, security deposits of $550 for the tankers Saga and Vilamoura, were recorded as "Other non-current assets" in the accompanying consolidated balance sheet due to the market loss in the respective swap agreements as of December 31, 2012.

12.2 Forward freight agreements: The Company has been trading in the FFA market since May 2009. FFA trading generally has not qualified as hedge accounting and as such the trading of FFAs could lead to material fluctuations in the Company's reported results from operations on a period to period basis.

As of December 31, 2011 and 2012, the Company had zero open FFAs, respectively. None of the “mark to market” positions of the open FFA contracts qualified for hedge accounting treatment. The change in the fair value of such agreements for the years ended December 31, 2010, 2011 and 2012 amounted to a gain of $7,084, a gain of $1,063 and $0, respectively and is reflected under “Other, net” in the accompanying consolidated statement of operations.

12.3 Foreign currency forward contracts: As of December 31, 2010, the Company had twelve forward contracts to sell $28 million for NOK 174 million. As of December 31, 2011 and 2012 the Company had no outstanding forward contracts.

The change in the fair value of such agreements for the years ended December 31, 2010, 2011 and 2012 amounted to a gain of $1,104, a loss of $1,538 and $0, respectively and is reflected under “Other, net” in the accompanying consolidated statement of operations.

Tabular disclosure of financial instruments is as follows:

Fair Values of Derivative Instruments in the Statement of Financial Position:

		Asset Derivatives			Liability Derivatives
Derivatives not designated as hedging instruments	Balance Sheet Location	December 31,	December 31,	Balance Sheet Location	December 31,	December 31,
		2011	2012		2011	2012
		Fair value	Fair value		Fair value	Fair value
Interest rate swaps	Financial instruments current assets	$-	$-	Financial instruments-current liabilities	$100,104	$85,844
Interest rate swaps	Financial instruments-non-current assets	-	996	Financial instruments non-current liabilities	102,346	63,096

Total derivatives not designated as hedging instruments		$-	$996		$202,450	$148,940
Total derivatives		$-	$996	Total derivatives	$202,450	$148,940

The Effect of Derivative Instruments on the Statement of Stockholders’ Equity:

	Amount of Gain/(Loss) Recognized in other comprehensive income/ (loss) on Derivatives (Effective Portion)
Derivatives designated for cash flow hedging relationships	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2012

Interest rate swaps - Unrealized gains/(losses)	$(5,495)	$-	-
Interest rate swaps - Realized losses associated with capitalized interest	(11,539)	-	-
Total	$(17,034)	$-	-

No portion of the cash flow hedges shown above was ineffective during 2010.

During the years ended December 31, 2010, 2011 and 2012, the losses transferred from other comprehensive income/ (loss) to the statement of operations were $9,901, $13,456 and $23,453, respectively. The estimated net amount of existing losses at December 31, 2012 that will be reclassified into earnings within the next twelve months related with cash flow hedges is $548.

		Amount of Gain/(Loss)

Derivatives not designated as hedging instruments	Location of Gain or (Loss) Recognized	Year ended December 2010	Year ended December 2011	Year ended December 2012

Interest rate swaps	Loss on interest rate swaps	$(120,505)	$(68,943)	(54,073)
Forward freight agreements	Other, net	(3,008)	1,016	-
Foreign currency forward contracts	Other, net	1,104	(1,538)	-
Total		$(122,409)	$(69,465)	(54,073)

The carrying amounts of cash and cash equivalents, restricted cash, trade accounts receivable and accounts payable and other current liabilities reported in the consolidated balance sheets approximate their respective fair values because of the short term nature of these accounts. The fair value of credit facilities is estimated based on current rates offered to the Company for similar debt of the same remaining maturities. Additionally, the Company considers its creditworthiness in determining the fair value of the credit facilities. The carrying value approximates the fair market value for the floating rate loans. The fair value of the interest rate swaps was determined using a discounted cash flow method based on market-based LIBOR swap yield curves, taking into account current interest rates and the creditworthiness of both the financial instrument counterparty and the Company. The fair value of the FFAs was determined based on quoted rates. The fair value of foreign currency forward contracts was based on the forward exchange rates. The Convertible Senior Notes, the OCR UDW Notes and the Drill Rigs Notes, have a fixed rate and their estimated fair values were determined through Level 2 inputs of the fair value hierarchy (quoted price in the over-the counter-market). The fair value of the loan that has a fixed rate is estimated through Level 2 of the fair value hierarchy by discounting future cash flows using rates currently available for debt with similar terms, credit risk and remaining maturities. The estimated fair value of the above Convertible Senior Notes, OCR UDW Notes, Drill Rigs Notes and loans at December 31, 2012, are approximately $544,250, $519,065, $798,000 and $511,453, respectively, compared to a carrying amount net of financing fees of $601,000, $491,704, $781,001 and $450,433, respectively.

The guidance for fair value measurements applies to all assets and liabilities that are being measured and reported on a fair value basis. This guidance enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The statement requires that assets and liabilities carried at fair value be classified and disclosed in one of the following three categories:

Level 1: Quoted market prices in active markets for identical assets or liabilities.

Level 2: Observable market-based inputs or unobservable inputs that are corroborated by market data.

Level 3: Unobservable inputs that are not corroborated by market data.

The following table summarizes the valuation of assets and liabilities measured at fair value on a recurring basis as of the valuation date.

	December 31, 2011	Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring measurements:
Interest rate swaps - liability position	(202,450)	0	$(202,450)	$0
Total	(202,450)	0	(202,450)	0

	December 31, 2012	Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring measurements:
Interest rate swaps – asset position	$996	$0	$996	$0
Interest rate swaps - liability position	(148,940)	0	$(148,940)	$0
Total	$(147,944)	$0	$(147,944)	$0

The following table summarizes the valuation of assets measured at fair value on a non-recurring basis as of the valuation date.
	December 31, 2011	Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Gains/ (Losses)
Non-Recurring measurements
Long lived assets held and used	82,550	0	82,550	0	(32,584)
Total	82,550	0	82,550	0	(32,584)

In accordance with the provisions of relevant guidance, two long-lived assets held and used with a carrying amount of $115,134 were written down to their fair values as determined based on the agreed sale price, resulting in an impairment charge of $32,584, which was included in the accompanying consolidated statement of operations for the year ended December 31, 2011.